Consolidated Statements of Cash Flows, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Types of collection from operating activities
Collections from the sale of goods and services	$ 3,686,363,387	$ 2,961,814,449	$ 3,053,366,631
Collections from premiums and services, annual payments, and other obligations from policies held	14,095,650	6,846,414	30,131,403
Receipts from rents and subsequent sales of such assets	13,674,456	102,436,230	7,938,954
Other collections from operating activities	142,770	16,403,356	929,839
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(2,917,132,449)	(1,935,080,572)	(1,923,705,670)
Payments to and on behalf of employees	(134,092,365)	(140,378,194)	(130,102,939)
Payments of premiums and services, annual payments, and other obligations from policies held	(23,852,317)	(25,114,326)	(16,828,690)
Payments to manufacture or acquire assets held for rental to others and subsequently held for sale	(1,026,749)	(56,489,776)	(39,625,028)
Other payments for operating activities	(108,405,395)	(170,290,593)	(154,500,049)
Income taxes paid	(112,104,283)	(1,342,494)	(82,778,533)
Other cash outflows, net	(4,769,890)	(2,938,296)	(1,114,199)
Net cash flows from operating activities	412,892,815	755,866,198	743,711,719
Cash flows from (used in) investing activities
Cash flows from the loss or gains of control of subsidiaries or other businesses, net	(62,769)
Other cash payments to acquire equity or debt instruments of other entities	(6,806)	(2,769,624)	(130,639)
Other receipts from the sale of shares in joint ventures	11,786,767
Loans to related companies	(1,402,847)
Amounts from the sale of property, plant and equipment	18,197,075		872,988
Purchases of property, plant and equipment	(748,013,237)	(514,807,265)	(300,346,362)
Proceeds from the sale of intangible assets	2,489,340
Purchases of intangible assets	(38,059,298)	(39,506,950)	(20,732,156)
Payments for future, forward, option and swap contracts	(4,791,872)	(3,260,921)	(7,551,080)
Collections from future, forward, option and swap contracts	11,607,175	22,229	2,737,887
Collections from related entities	1,381,763
Dividends received	7,023,030		6,455,840
Interest received	3,296,869	5,671,141	6,034,028
Other inflows (outflows) of cash			1,127,683
Net cash flows used in investing activities	(736,554,810)	(554,651,390)	(311,531,811)
Cash flows from (used in) financing activities
Payments for other equity interests		(519,943)
Collection from long-term loans	77,273,500
Loans from related companies	633,799,000	484,520,001	283,831,505
Payments of loans	(33,736,628)	(150,878,247)	(315,323,464)
Payments of borrowings and lease liabilities	(6,060,566)	(4,940,582)	(4,498,202)
Dividends paid	(231,068,611)	(312,714,789)	(236,478,649)
Interest paid	(142,891,300)	(139,251,404)	(134,429,754)
Other outflows of cash, net	(4,083,886)	(3,884,370)	(33,537,124)
Net cash flows from (used in) financing activities	293,231,509	(127,669,334)	(440,435,688)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate movements	(30,430,486)	73,545,474	(8,255,780)
Effect of exchange rate movements on cash and cash equivalents
Effect of exchange rate movements on cash and cash equivalents	8,369,613	22,806,039	(1,231,644)
Net increase (decrease) in cash and cash equivalents	(22,060,873)	96,351,513	(9,487,424)
Cash and cash equivalents at beginning of year	332,036,013	235,684,500	245,171,924
Cash and cash equivalents at end of year	$ 309,975,140	$ 332,036,013	$ 235,684,500